Significant Events (Tables)	12 Months Ended
Dec. 31, 2022
Significant Events Abstract
Schedule of senior bonds
Series	Currency	Term (annual)	Issuance rate (annual)	Issuance date	Placement date	Amount	Maturity date
USD Bond	USD	3	SOFR+95bps	04-20-2022	04-28-2022	30,000,000	04-28-2025
JPY Bond	JPY	3	0.65%	09-08-2022	09-15-2022	3,000,000,000	09-15-2025
U6	CLP	5.5	2.95%	10-20-2022	10-21-2022	35,200,000,000	04-01-2026
T20	UF	11.5	2.65%	10-21-2022	10-24-2022	5,000,000	02-01-2034
U7	CLP	5.5	7.00%	11-15-2022	11-16-2022	72,000,000,000	04-01-2026
T17	CLP	10	7.00%	11-18-2022	11-22-2022	75,000,000,000	08-01-2032
W4	UF	10.5	2.65%	12-07-2022	12-09-2022	8,000,000	12-01-2022